Segment Reporting - Schedule of Operating Segments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Operating Segments [Line Items]
Revenues	$ 27,841,607	$ 20,215,724	$ 19,800,874
Cost of Revenue	(24,452,591)	(16,437,136)	(14,745,967)
Operating expenses	(14,164,163)	(5,484,615)	(7,023,187)
Other income, net	346,148	509,115	883,314
(Loss) Income before income tax	(10,428,999)	(1,196,912)	(1,084,966)
Income tax benefit	11,260	6,004	(4,950)
Net (Loss) income	(10,440,259)	(1,202,916)	(1,080,016)
Current assets	9,381,128	1,124,785
Non-current assets	2,705,095	3,387,662
Total assets	12,086,223	4,512,447
Current liabilities	10,300,357	9,242,487
Non-current liabilities	1,889,722	2,470,859
Total liabilities	12,190,079	11,713,346
Net liabilities	(103,856)	(7,200,899)	(6,014,643)	$ (5,393,369)
Online Promotion [Member]
Schedule of Operating Segments [Line Items]
Revenues	3,099,321	3,587,564	4,512,432
Cost of Revenue	(2,334,956)	(1,769,744)	(2,054,523)
Operating expenses	(1,576,751)	(3,037,311)	(4,413,634)
Other income, net	22,675	280,117	839,211
(Loss) Income before income tax	(789,711)	(939,374)	(1,116,514)
Income tax benefit	155	5,946	(4,795)
Net (Loss) income	(789,866)	(945,320)	(1,111,719)
Current assets	1,517,382	556,475
Non-current assets	95,805	114,104
Total assets	1,613,187	670,579
Current liabilities	3,308,178	6,813,865
Non-current liabilities	135,209	127,439
Total liabilities	3,443,387	6,941,304
Net liabilities	(1,830,200)	(6,270,725)
Premium Business Solutions Revenue [Member]
Schedule of Operating Segments [Line Items]
Revenues	12,519,123	13,916,977	11,884,095
Cost of Revenue	(10,746,437)	(12,691,063)	(10,896,349)
Operating expenses	(6,368,990)	(1,369,902)	(1,346,822)
Other income, net	91,303	262
(Loss) Income before income tax	(4,505,001)	(143,726)	(359,076)
Income tax benefit	619
Net (Loss) income	(4,505,620)	(143,726)	(359,076)
Current assets	3,979,883	367,863
Non-current assets	30,754	57,460
Total assets	4,010,637	425,323
Current liabilities	2,917,182	796,511
Non-current liabilities
Total liabilities	2,917,182	796,511
Net liabilities	1,093,455	(371,188)
Shared office rental [Member]
Schedule of Operating Segments [Line Items]
Revenues	910,317	1,212,500	1,253,781
Cost of Revenue	(843,082)	(994,480)	(1,019,167)
Operating expenses	(463,115)	(366,587)	(401,942)
Other income, net	143,886	255,377	39,105
(Loss) Income before income tax	(251,994)	106,810	(128,223)
Income tax benefit	9,695	(34)	(47)
Net (Loss) income	(261,689)	106,844	(128,176)
Current assets	429,545	33,490
Non-current assets	2,550,745	3,167,324
Total assets	2,980,290	3,200,814
Current liabilities	1,383,933	1,181,426
Non-current liabilities	1,754,513	2,343,420
Total liabilities	3,138,446	3,524,846
Net liabilities	(158,156)	(324,032)
Value- added service [Member]
Schedule of Operating Segments [Line Items]
Revenues	475,496	1,498,683	2,150,566
Cost of Revenue	(337,745)	(981,849)	(775,928)
Operating expenses	(241,904)	(710,815)	(860,789)
Other income, net	8,998	(26,641)	4,998
(Loss) Income before income tax	(95,155)	(220,622)	518,847
Income tax benefit	250	92	(108)
Net (Loss) income	(95,405)	(220,714)	$ 518,955
Current assets	181,457	166,957
Non-current assets	1,168	48,774
Total assets	182,625	215,731
Current liabilities	211,366	450,685
Non-current liabilities
Total liabilities	211,366	450,685
Net liabilities	(28,741)	$ (234,954)
Digital marketing [Member]
Schedule of Operating Segments [Line Items]
Revenues	10,837,350
Cost of Revenue	(10,190,371)
Operating expenses	(5,513,403)
Other income, net	79,286
(Loss) Income before income tax	(4,787,138)
Income tax benefit	541
Net (Loss) income	(4,787,679)
Current assets	3,272,861
Non-current assets	26,623
Total assets	3,299,484
Current liabilities	2,479,698
Non-current liabilities
Total liabilities	2,479,698
Net liabilities	$ 819,786